Impairment charges net of reversals - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges net of reversals

		2025				2024	2023
	Note	Pre-tax amount US$m	Taxation US$m	Non- controlling interests US$m	Net amount US$m	Pre-tax amount US$m	Pre-tax amount US$m
Other operations - RTITQO		(122)	36	–	(86)	–	–
Aluminium & Lithium - Alumina refineries		(219)	64	–	(155)	(461)	(1,175)
Aluminium & Lithium - Tiwai Point		–	–	–	–	41	–
Aluminium & Lithium - MRN		–	–	–	–	(23)	–
Other operations - Diavik		–	–	–	–	(118)	–
Other operations - Simandou		–	–	–	–	–	239
Net impairment charges		(341)	100	–	(241)	(561)	(936)

Allocated as:
Intangible assets	12	–				–	231
Property, plant and equipment	13	(341)				(538)	(1,167)
Share of profit after tax in EAUs		–				(23)	–
Net impairment charges		(341)				(561)	(936)

Comprising:
Impairment charges of consolidated balances					(341)	(538)	(936)
Impairment charges related to EAUs (pre-tax)					–	(35)	–
Net impairment charges					(341)	(573)	(936)
Taxation (including related to EAUs)					100	39	499
Non-controlling interests					–	–	(215)
Net impairment charges in the income statement					(241)	(534)	(652)